INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ 370	$ 0	$ 0
Net change in measurement of deferred tax assets	182	(423)	(1,154)
Decrease through loss of control of subsidiary, deferred tax asset	563
Effect of utilization of unrecognized tax losses carried forward		(366)	(676)
Adjustments for decrease (increase) in profit			(579)
Increase (decrease) through derecognition of DTA on losses and deductible temporary differences		(109)	(178)
Tax effect of foreign tax rates	(21)	(20)	(34)
Tax contingencies/settlements	$ 263	43	(3)
Kazakhstan Operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expense non-deductible, impairment charges		900
Expense non-deductible, loss on disposal		1,500
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset		$ (292)	(105)
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	23.87%	24.94%
Decrease through loss of control of subsidiary, deferred tax asset	$ (381)
Future taxable income increase due to tax integration		$ (314)	$ (1,227)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies/settlements	$ 202